CAPITAL STOCK - Changes in Number of Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Balance, beginning of year, Weighted average exercise price (in CDN per share) | $ / shares	$ 16.49	$ 14.59	$ 12.29
Granted, Weighted average exercise price (in CDN per share) | $ / shares	7.94	17.54	21.76
Exercised, Weighted average exercise price (in CDN per share) | $ / shares	19.94	12.34	12.04
Forfeited, Weighted average exercise price (in CDN per share) | $ / shares	12.34	15.85	0
Balance, end of year, Weighted average exercise price (in CDN per share) | $ / shares	$ 11.25	$ 16.49	$ 14.59
Balance, beginning of year, Number of options (in shares) | shares	1,010,901	1,009,793	834,375
Granted, Number of options (in shares) | shares	1,533,183	392,986	242,918
Exercised, Number of options (in shares) | shares	(17,362)	(359,375)	(67,500)
Forfeited, Number of options (in shares) | shares	(77,500)	(32,503)	0
Balance, end of year, Number of options (in shares) | shares	2,449,222	1,010,901	1,009,793